Summarizes of Rehabilitation Provision Value Assumption (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
Undiscounted amount of estimated cash flows	$ 235,000	$ 235,000	$ 235,000
Life expectancy (years)	3 years	4 years	5 years
Inflation rate	2.00%	2.00%	2.00%
Discount rate	9.32%	9.32%	9.32%